SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                  _________

                                  FORM 10-D

  Asset-Backed Issuer Distribution Report Pursuant to Section 13 or 15(d)
                                   of the
                         Securities Exchange Act of 1934

                           ________________________

For the distribution period from November 2, 2006 to December 1, 2006

Commission File Number of issuing entity: 333-131630-71


                        Alternative Loan Trust 2006-41CB

                        ________________________________

           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-131630


                                  CWALT, Inc.

                        ________________________________

             (Exact name of depositor as specified in its charter)


                          Countrywide Home Loans, Inc.

                        ________________________________

              (Exact name of sponsor as specified in its charter)


                  Delaware                                        87-0698307
_____________________________________________               ____________________
(State or other jurisdiction of incorporation               (I.R.S. Employer
   or organization of the issuing entity)                     Identification
                                                                  No.)

      4500 Park Granada, Calabasas, CA                             91302
_____________________________________________               ____________________
(Address of principal executive offices of                        (Zip Code)
           the issuing entity)


                                  815-225-3000

________________________________________________________________________________
                    (Telephone number, including area code)







Title of Class  Registered/reporting pursuant to (check one)  Name of exchange

    	 Section 12(b)   Section 12(g)   Section 15(d)       (If Section 12(b))

1A1	[            ]	[            ]	[      X      ]
1A2	[            ]	[            ]	[      X      ]
1A3	[            ]	[            ]	[      X      ]
1A4	[            ]	[            ]	[      X      ]
1A5A	[            ]	[            ]	[      X      ]
1A5B	[            ]	[            ]	[      X      ]
1A6	[            ]	[            ]	[      X      ]
1A7	[            ]	[            ]	[      X      ]
1A8	[            ]	[            ]	[      X      ]
1A9	[            ]	[            ]	[      X      ]
1A10	[            ]	[            ]	[      X      ]
1A11	[            ]	[            ]	[      X      ]
1A12	[            ]	[            ]	[      X      ]
1A13	[            ]	[            ]	[      X      ]
1A14	[            ]	[            ]	[      X      ]
1A15	[            ]	[            ]	[      X      ]
1X 	[            ]	[            ]	[      X      ]
2A1	[            ]	[            ]	[      X      ]
2A2	[            ]	[            ]	[      X      ]
2A3	[            ]	[            ]	[      X      ]
2A4	[            ]	[            ]	[      X      ]
2A5	[            ]	[            ]	[      X      ]
2A6	[            ]	[            ]	[      X      ]
2A7	[            ]	[            ]	[      X      ]
2A8	[            ]	[            ]	[      X      ]
2A9	[            ]	[            ]	[      X      ]
2A10	[            ]	[            ]	[      X      ]
2A11	[            ]	[            ]	[      X      ]
2A12	[            ]	[            ]	[      X      ]
2A13	[            ]	[            ]	[      X      ]
2A14	[            ]	[            ]	[      X      ]
2A15	[            ]	[            ]	[      X      ]
2A16	[            ]	[            ]	[      X      ]
2A17	[            ]	[            ]	[      X      ]
2A18	[            ]	[            ]	[      X      ]
2A19	[            ]	[            ]	[      X      ]
2A20	[            ]	[            ]	[      X      ]
2X 	[            ]	[            ]	[      X      ]
PO1	[            ]	[            ]	[      X      ]
PO2	[            ]	[            ]	[      X      ]
AR 	[            ]	[            ]	[      X      ]
1M 	[            ]	[            ]	[      X      ]
1B1	[            ]	[            ]	[      X      ]
1B2	[            ]	[            ]	[      X      ]
1B3	[            ]	[            ]	[      X      ]
1B4	[            ]	[            ]	[      X      ]
1B5	[            ]	[            ]	[      X      ]
2M 	[            ]	[            ]	[      X      ]
2B1	[            ]	[            ]	[      X      ]
2B2	[            ]	[            ]	[      X      ]
2B3	[            ]	[            ]	[      X      ]
2B4	[            ]	[            ]	[      X      ]
2B5	[            ]	[            ]	[      X      ]


Indicate by check mark if the registrant has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports) and (2) has been subject to such filing requirements for the past 90 days

Yes   X		No
    ______       ______


Part I - Distribution Information

Item	1. Distribution and Pool Performance Information.

The description of the distribution and pool performance for the distribution period from November 2, 2006 to December 1, 2006 is provided below and in monthly statement attached as Exhibit 99.1 to this Form 10-D.



Distributions were made by the Trustee (on behalf of the issuing entity) to

Certificateholders pursuant to the Pooling and Servicing Agreement dated

November 1, 2006, filed with the Commission. Capitalized terms used but not defined in this report on Form 10-D (including the Monthly Statement to

Certificateholders attached here to as Exhibit 99.1) are used as defined in the

Pooling and Servicing Agreement.



See the Pooling and Servicing Agreement, and the Prospectus Supplement dated

November 29, 2006, filed with the Commission on December 4, 2006, pursuant to

Rule 424(b)(5) of the Securities Act for a description of transaction parties,

calculation formulas, allocations and purposes of the distribution and pool performance information in the Monthly Statement.



Part II - Other Information

Item 2. Legal Proceeding.
None.

Item 3. Sales of Securities and Use of Proceeds.

On November 30, 2006, the following classes of certificates in the following amounts were sold by the registrant to Countrywide Securities Corporation, as initial purchaser, in a private placement in reliance on Section 4(2) of the Securities Act of 1933:

Class           Initial Class Certificate Balance
1-B-3              $2,656,000.00
1-B-4              $1,922,000.00
1-B-5              $1,660,076.33
2-B-3              $1,928,000.00
2-B-4              $1,446,000.00
2-B-5              $1,205,067.68

The net proceeds from the sale of these certificates were applied by the registrant toward the purchase of the mortgage loans constituting the pool assets.

Item 4. Default Upon Senior Securities.
None.

Item 5. Submission of Matters to a Vote of Securityholders.
None.

Item 6. Significant Obligors of Pool Assets.
None.

Item 7. Significant Enhancement Provider Information.
None.

Item 8. Other Information.
None.



Item 9. Exhibits.


Exhibit No.  Description
__________   ___________

99.1    Monthly Statement furnished to Certificateholders















                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Master Servicer has duly caused this report to be signed on behalf of the Issuing Entity by the undersigned thereunto duly authorized.

            Countrywide Home Loans Servicing LP, as Master Servicer



                          By:     Countrywide GP, Inc
                          By:


                          By:     Darren Bigby
                                ______________________
                          Name:   Darren Bigby
                          Title:  Senior Vice President



Dated: December 25, 2006













                                 EXHIBIT INDEX



Exhibit

99.1 Monthly Statement to Certificateholders